October 21, 2009

Supplement

SUPPLEMENT DATED OCTOBER 21, 2009 TO THE PROSPECTUSES OF

Morgan Stanley Series Funds—Morgan Stanley Alternative Opportunities Fund, dated November 28, 2008
Morgan Stanley Balanced Fund, dated May 29, 2009
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2009
Morgan Stanley Series Funds—Morgan Stanley Commodities Alpha Fund, dated November 28, 2008
Morgan Stanley Convertible Securities Trust, dated January 30, 2009
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2009
Morgan Stanley Equally-Weighted S&P 500 Fund, dated October 31, 2008
Morgan Stanley Fundamental Value Fund, dated January 30, 2009
Morgan Stanley FX Series Funds—The FX Alpha Plus Strategy Portfolio, dated February 27, 2009
Morgan Stanley FX Series Funds—The FX Alpha Strategy Portfolio, dated February 27, 2009
Morgan Stanley Global Advantage Fund, dated September 30, 2009
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2009
Morgan Stanley Health Sciences Trust, dated November 28, 2008
Morgan Stanley High Yield Securities Inc., dated December 31, 2008
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2008
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2009
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2009
Morgan Stanley Pacific Growth Fund Inc., dated February 27, 2009
Morgan Stanley Prime Income Trust, dated January 30, 2009
Morgan Stanley S&P 500 Index Fund, dated December 31, 2008
Morgan Stanley Small-Mid Special Value Fund, dated August 31, 2009
Morgan Stanley Special Value Fund, dated November 28, 2008
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2009
Morgan Stanley Technology Fund, dated July 31, 2009
Morgan Stanley Value Fund, dated January 30, 2009
(each a "Fund")

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Advisors Inc. ("MSIA"), each Fund's investment adviser, expects to propose to the Board of Directors/Trustees of each Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIA's current expectation that each newly organized Invesco fund would be managed by the same portfolio management team which currently manages each Fund. If approved by the Board of each Fund, the reorganization would be submitted to the shareholders of each Fund for their approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT29 10/09